World Omni Auto Receivables Trust 2015-A	Exhibit 99.1
Monthly Servicer Certificate
April 30, 2015

Dates Covered
Collections Period	04/01/15 - 04/30/15
Interest Accrual Period	04/15/15 - 05/14/15
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/15	671,379,097.00	38,355
Yield Supplement Overcollateralization Amount 03/31/15	27,874,675.47	0
Receivables Balance 03/31/15	699,253,772.47	38,355
Principal Payments	21,889,026.82	606
Defaulted Receivables	358,910.76	12
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/15	26,721,655.76	0
Pool Balance at 04/30/15	650,284,179.13	37,737

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	89.89%

Prepayment ABS Speed	1.56%

Overcollateralization Target Amount	29,262,788.06
Actual Overcollateralization	24,267,902.08

Weighted Average APR	4.36%
Weighted Average APR, Yield Adjusted	6.15%
Weighted Average Remaining Term	60.85

Delinquent Receivables:
Past Due 31-60 days	4,199,121.94	247
Past Due 61-90 days	895,407.68	51
Past Due 91 + days	234,821.25	8
Total	5,329,350.87	306

Total 31+ Delinquent as % Ending Pool Balance	0.82%

Recoveries	225,447.25

Aggregate Net Losses/(Gains) - April 2015	133,463.51
Current Net Loss Ratio (Annualized)	0.23%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.04%

Flow of Funds	$ Amount

Collections	24,558,006.26
Advances	22,682.00
Investment Earnings on Cash Accounts	4,802.70
Servicing Fee	(582,711.48)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	24,002,779.48

Distributions of Available Funds
(1) Class A Interest	504,373.91
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	23,473,228.57
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	24,002,779.48

Servicing Fee	582,711.48
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 04/15/15	649,489,505.62
Principal Paid	23,473,228.57
Note Balance @ 05/15/15	626,016,277.05

Class A-1
Note Balance @ 04/15/15	84,269,505.62
Principal Paid	23,473,228.57
Note Balance @ 05/15/15	60,796,277.05
Note Factor @ 05/15/15	43.1179270%

Class A-2a
Note Balance @ 04/15/15	131,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/15	131,000,000.00
Note Factor @ 05/15/15	100.0000000%

Class A-2b
Note Balance @ 04/15/15	131,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/15	131,000,000.00
Note Factor @ 05/15/15	100.0000000%

Class A-3
Note Balance @ 04/15/15	204,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/15	204,000,000.00
Note Factor @ 05/15/15	100.0000000%

Class A-4
Note Balance @ 04/15/15	84,410,000.00
Principal Paid	0.00
Note Balance @ 05/15/15	84,410,000.00
Note Factor @ 05/15/15	100.0000000%

Class B
Note Balance @ 04/15/15	14,810,000.00
Principal Paid	0.00
Note Balance @ 05/15/15	14,810,000.00
Note Factor @ 05/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	529,550.91
Total Principal Paid	23,473,228.57
Total Paid	24,002,779.48

Class A-1
Coupon	0.24000%
Interest Paid	16,853.90
Principal Paid	23,473,228.57
Total Paid to A-1 Holders	23,490,082.47

Class A-2a
Coupon	0.79000%
Interest Paid	86,241.67
Principal Paid	0.00
Total Paid to A-2a Holders	86,241.67

Class A-2b
One-Month Libor	0.18150%
Coupon	0.46150%
Interest Paid	50,380.42
Principal Paid	0.00
Total Paid to A-2b Holders	50,380.42

Class A-3
Coupon	1.34000%
Interest Paid	227,800.00
Principal Paid	0.00
Total Paid to A-3 Holders	227,800.00

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7498384
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	33.2378417
Total Distribution Amount	33.9876801

A-1 Interest Distribution Amount	0.1195312
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	166.4767984
Total A-1 Distribution Amount	166.5963296

A-2a Interest Distribution Amount	0.6583334
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.6583334

A-2b Interest Distribution Amount	0.3845834
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.3845834

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 03/31/15	31,248.57
Balance as of 04/30/15	53,930.57
Change	22,682.00

Reserve Account
Balance as of 04/15/15	1,806,189.65
Investment Earnings	222.71
Investment Earnings Paid	(222.71)
Deposit/(Withdrawal)	-
Balance as of 05/15/15	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65